UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                         SOUTH TEXAS MONEY MANAGEMENT, LTD.
Address:                      100 W. OLMOS DRIVE
                              SUITE 101
                              SAN ANTONIO, TEXAS 78212

13F File Number:              801-58167

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                         Madelon Leone
Title:                        Compliance Officer
Phone:                        210-824-8916

Signature, Place and Date of Signing:

     Enter Name   San Antonio, Texas    August 03, 2004

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                                      Investment Discretion       Voting Authority
Issue                    Class     Cusip         Market       Shares  Sole Shared Other Mgr       Sole   Shared   None
------------------       -----     -----         ------       ------  ---- ------ ----- ---       ----   ------   ----
3M Company               Common    88579Y101       5285        58714   X                         58714
AFLAC, Inc.              Common    001055102       1186        29050   X                         29050
Abbott Laboratories      Common    002824100        834        20471   X                         20471
Accenture Ltd.           Common    G1150G111        306        11150   X                         11150
Aetna Inc                Common    00817Y108        306         3605   X                          3605
Air Products and Chemic  Common    009158106        270         5140   X                          5140
Alcoa Inc                Common    013817101        321         9733   X                          9733
Altria Group Inc         Common    02209S103       1138        22740   X                         22740
Ambac Financial Group I  Common    023139108        402         5475   X                          5475
American Express Co      Common    025816109        789        15354   X                         15354
American Intl Group Inc  Common    026874107       1060        14864   X                         14864
Amgen Inc                Common    031162100       5208        95439   X                         95439
Anadarko Petroleum       Common    032511107        890        15190   X                         15190
Anheuser-Busch           Common    035229103       6507       120507   X                        120507
Apache Corp              Common    037411105       4192        96266   X                         96266
Aptargroup               Common    038336103       2444        55934   X                         55934
BP P.L.C.                Common    055622104        851        15882   X                         15882
Bank One Corp            Common    06423A103       1101        21579   X                         21579
Bank of America Corp     Common    060505104        640         7563   X                          7563
Bank of New York Co Inc  Common    064057102        287         9720   X                          9720
Becton Dickinson & Co    Common    075887109       5560       107345   X                        107345
Berkshire Hathaway Inc   Common    084670207        482          163   X                           163
Blackrock Muni Target    Common    09247M105        106        10000   X                         10000
Boston Scientific Corp   Common    101137107        302         7050   X                          7050
Bristol Myers Squibb     Common    110122108        538        21965   X                         21965
British Airways PLC      Common    110419306       1569        30774   X                         30774
Callaway Golf Co         Common    131193104        115        10116   X                         10116
Canadian National Railw  Common    136375102       6859       157345   X                        157345
Caremark Rx Inc          Common    141705103        275         8344   X                          8344
Carnival Corp            Common    143658300       1182        25158   X                         25158
Cendant Corp             Common    151313103        298        12180   X                         12180
Centurytel Inc           Common    156700106       3447       114731   X                        114731
ChevronTexaco Corp       Common    166764100       4044        42966   X                         42966
Chubb Corp               Common    171232101        715        10480   X                         10480
Cisco Systems Inc        Common    17275R102        792        33415   X                         33415
Citigroup Inc            Common    172967101       2136        45946   X                         45946
Clear Channel Communica  Common    184502102        237         6411   X                          6411
Coca Cola Enterprises    Common    191219104       1295        44667   X                         44667
Coca-Cola Co             Common    191216100       1524        30186   X                         30186
Cognos Inc               Common    19244C109       2141        59211   X                         59211
Colgate-Palmolive Co     Common    194162103        400         6850   X                          6850
Conagra Foods Inc        Common    205887102       5429       200474   X                        200474
ConocoPhillips           Common    20825C104        476         6238   X                          6238
Constellation Brands In  Common    21036P108       2119        57065   X                         57065
Cullen/Frost Bankers In  Common    229899109        615        13732   X                         13732
DJ US Technology         Common    464287721      14563       302130   X                        302130
DJ US Utilities Sector   Common    464287697       4521        76907   X                         76907
Danaher Corp             Common    235851102       1449        27953   X                         27953
Darden Restaurants Inc   Common    237194105        288        14026   X                         14026
Deere & Co               Common    244199105       1537        21915   X                         21915
Dell Inc                 Common    24702R101       6043       168709   X                        168709
Delphi Corporation       Common    247126105       3398       318131   X                        318131
Diebold Inc              Common    253651103       1807        34182   X                         34182
Dominion Resources, Inc  Common    25746U109        641        10155   X                         10155
E. I. DuPont de Nemours  Common    263534109        269         6066   X                          6066
Echostar Communications  Common    278762109        224         7300   X                          7300
Electronic Arts Inc      Common    285512109       2841        52085   X                         52085
Eli Lilly & Co           Common    532457108        540         7725   X                          7725
Encana Corporation       Common    292505104       4165        96509   X                         96509
Extreme Energy Corp      Common    301967105         25        50000   X                         50000
Exxon Mobil Corp         Common    30231G102       3949        88912   X                         88912
Fannie Mae               Common    313586109        228         3201   X                          3201
Fidelity National Finan  Common    316326107        209         5598   X                          5598
First Data Corp          Common    319963104        819        18405   X                         18405
First Horizon National   Common    320517105       1918        43739   X                         43739
Gannett Co. Inc          Common    364730101        300         3539   X                          3539
General Electric Co      Common    369604103       4756       146775   X                        146775
General Mills Inc        Common    370334104        254         5350   X                          5350
Gillette Co.             Common    375766102        637        15015   X                         15015
Goldman Sach Group Inc   Common    38141G104        641         6807   X                          6807
Guidant Corp             Common    401698105        437         7820   X                          7820
HL & JE Collins Real Es  Common    999MTG495         23        23259   X                         23259
Home Depot Inc           Common    437076102        324         9200   X                          9200
Honda Motor LTD          Common    438128308       3138       129050   X                        129050
IBM Corporation          Common    459200101       1250        14176   X                         14176
IShares Tr S&p Midcap 4  Common    464287507        217         1788   X                          1788
Ilex Oncology Inc Com    Common    451923106        312        12500   X                         12500
Intel Corp               Common    458140100       2730        98903   X                         98903
J P Morgan Chase & Co    Common    46625H100        343         8855   X                          8855
Johnson & Johnson        Common    478160104       7835       140657   X                        140657
Johnson Controls Inc     Common    478366107        400         7496   X                          7496
L-3 Communications Hldg  Common    502424104       1619        24235   X                         24235
Lehman Bros. Holding In  Common    524908100       3975        52829   X                         52829
Lennox International, I  Common    526107107       1675        92566   X                         92566
Lincoln National Corp I  Common    534187109       1434        30345   X                         30345
Liz Claiborne Inc Com    Common    539320101       4394       122117   X                        122117
Lot$off Corp Com         Common    545674103          0        16000   X                         16000
Lowes Companies Inc      Common    548661107        888        16889   X                         16889
MBIA Inc                 Common    55262C100       3562        62368   X                         62368
Materials Select         Common    81369Y100      11096       414354   X                        414354
Medtronic Inc.           Common    585055106        212         4353   X                          4353
Merck & Company, Inc     Common    589331107        328         6900   X                          6900
Microsoft Corp           Common    594918104       2093        73268   X                         73268
Morgan Stanley           Common    617446448        799        15145   X                         15145
N B T Y Inc              Common    628782104       1439        48966   X                         48966
Newfield Exploration Co  Common    651290108       2528        45362   X                         45362
Nextel Communications C  Common    65332V103        249         9335   X                          9335
Nokia Corp ADS           Common    654902204        293        20145   X                         20145
Nordstrom, Inc.          Common    655664100       1030        24164   X                         24164
Northrop Grumman Corp    Common    666807102        387         7205   X                          7205
Patterson Dental         Common    703412106       2764        36130   X                         36130
Pentair Inc              Common    709631105       3993       118704   X                        118704
Pepsico Inc              Common    713448108       4351        80748   X                         80748
Pfizer Inc               Common    717081103       6496       189503   X                        189503
Pinnacle West Capital    Common    723484101        331         8200   X                          8200
Pioneer Drilling Co      Common    723655106         77        10000   X                         10000
ProLogis  Reit           Common    743410102        713        21655   X                         21655
Proctor & Gamble         Common    742718109       2111        38773   X                         38773
Renaissance Re Hldgs Lt  Common    G7496G103        347         6425   X                          6425
Royal Dutch Pete         Common    780257804        434         8400   X                          8400
San Juan Basin Rty Trus  Notes     798241105      13876       569603   X                        569603
Sealed Air Corp New Com  Common    81211K100        913        17132   X                         17132
Southwest Airlines Co    Common    844741108       1261        75218   X                         75218
Staples Inc              Common    855030102       4898       166547   X                        166547
Sysco Corp               Common    871829107       1717        47879   X                         47879
Taiwan Semiconductor Ma  Common    874039100        175        21034   X                         21034
Tanox Inc                Common    87588Q109        296        15504   X                         15504
Target Corp              Common    87612E106        614        14461   X                         14461
Technology Select Secto  Common    81369Y803       9965       481414   X                        481414
Temple-Inland Inc Com    Common    879868107        217         3300   X                          3300
Textron Inc              Common    883203101       6063       102160   X                        102160
The TJX Companies Inc    Common    872540109        269        11150   X                         11150
Time Warner Inc          Common    887317105       3488       198388   X                        198388
Tom Brown, Inc.          Common    115660201        816        17000   X                         17000
Torchmark corp           Common    891027104       4045        75188   X                         75188
Transportation Equities  Common    893881102          0        50000   X                         50000
U. S. Bancorp            Common    902973304        906        32865   X                         32865
Union Planters Corp      Common    908068109        204         6834   X                          6834
United Technologies Inc  Common    913017109        635         6946   X                          6946
UnitedHealth Group Inc   Common    91324P102       5168        83021   X                         83021
Valero Energy Corp       Common    91913Y100       2833        37670   X                         37670
Valero L P Com           Common    91913W104        320         6537   X                          6537
Verizon Communications   Common    92343V104       6173       170568   X                        170568
Wal Mart Stores          Common    931142103       2109        39979   X                         39979
Walt Disney Co           Common    254687106       5837       229003   X                        229003
Washington Real Estate   Common    939653101        220         7500   X                          7500
Wellpoint Health Networ  Common    94973H108        214         1912   X                          1912
Wells Fargo & Co         Common    949746101       2328        40674   X                         40674
Wrigley WM Jr Co         Common    982526105       2723        43187   X                         43187
Wyeth                    Common    983024100        589        16290   X                         16290
Zimmer Holdings Inc      Common    98956P102       6232        70652   X                         70652

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

For 13F Information Table Entry Total:   141

Form 13F Information Table Value Total:  294,427